Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable securities
Total Marketable Securities	$ 5,100	$ 3,200
Recurring Basis
Marketable securities
Total Marketable Securities	5,124	3,151
Liabilities
Total Liabilities	36,669	2,357
Recurring Basis | Mutual Fund
Marketable securities
Total Marketable Securities	5,124	3,151
Recurring Basis | Interest Rate Swap
Liabilities
Total Liabilities	80	97
Recurring Basis | Foreign Exchange Forward
Liabilities
Total Liabilities		(56)
Recurring Basis | Preference Shares
Liabilities
Total Liabilities	2,530	1,834
Recurring Basis | Debt for Forward Share Repurchase Agreement
Liabilities
Total Liabilities	34,059
Recurring Basis | Contingent Consideration for Solutions Infini Acquisition
Liabilities
Total Liabilities		482
Recurring Basis | Level 1
Marketable securities
Total Marketable Securities	5,124	3,151
Recurring Basis | Level 1 | Mutual Fund
Marketable securities
Total Marketable Securities	5,124	3,151
Recurring Basis | Level 2
Liabilities
Total Liabilities	34,139	41
Recurring Basis | Level 2 | Interest Rate Swap
Liabilities
Total Liabilities	80	97
Recurring Basis | Level 2 | Foreign Exchange Forward
Liabilities
Total Liabilities		(56)
Recurring Basis | Level 2 | Debt for Forward Share Repurchase Agreement
Liabilities
Total Liabilities	34,059
Recurring Basis | Level 3
Liabilities
Total Liabilities	2,530	2,316
Recurring Basis | Level 3 | Preference Shares
Liabilities
Total Liabilities	$ 2,530	1,834
Recurring Basis | Level 3 | Contingent Consideration for Solutions Infini Acquisition
Liabilities
Total Liabilities		$ 482